Convertible Debentures - Schedule of Embedded Derivative Liabilities (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Convertible debentures [Abstract]
Balance	$ 72,500	$ 919,250
Derivative liability component		138,250	73,550
Change in fair value of derivative liabilities	1,500	(719,000)	845,700
Transferred to equity	(74,000)	(266,000)
Balance		$ 72,500	$ 919,250